RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance during the six months ended June 30, 2015 and June 30, 2014 is as follows:

	Six months ended June 30,
(in thousands of $)	2015	2014
Charter hire paid (principal and interest)	53,324	62,920
Contingent rental expense	19,890	13,504
Remaining lease obligation	279,513	709,797

Schedule of net earnings loss from related party companies
A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the six months ended June 30, 2015 and June 30, 2014 is as follows:

	Six months ended June 30,
(in thousands of $)	2015	2014
Seatankers Management Co. Ltd	1,811	1,101
Golar LNG Limited	34	895
Golar LNG Partners LP	—	87
Ship Finance International Limited	2,081	3,108
Golden Ocean Group Limited	8,783	1,867
Frontline 2012 Ltd	5,481	5,172
Bryggegata AS	(1,440)	(1,051)
Arcadia Petroleum Limited	211	354
Seadrill Limited	552	1,273
North Atlantic Drilling Limited	103	259
Archer Limited	222	255
Deep Sea Supply Plc	90	82
Windsor group	98	—
CalPetro Tankers (Bahamas I) Limited	—	28
CalPetro Tankers (Bahamas II) Limited	—	28
CalPetro Tankers (IOM) Limited	—	28

Schedule of related party receivables and payables
A summary of balances due from related parties as at June 30, 2015 and December 31, 2014 is as follows:

(in thousands of $)	2015	2014
Ship Finance International Limited	2,745	3,444
Seatankers Management Co. Ltd	290	320
Archer Limited	111	100
Northern Offshore Ltd	—	13
Golden Ocean Group Limited	6,247	1,490
Seadrill Limited	488	557
North Atlantic Drilling Limited	447	817
Frontline 2012 Ltd	2,996	3,672
Deep Sea Supply Plc	100	61
Arcadia Petroleum Limited	297	124
Knightsbridge Shipping Limited	—	2,039
VLCC Chartering	89	—
	13,810	12,637
A summary of balances due to related parties as at June 30, 2015 and December 31, 2014 is as follows:

(in thousands of $)	2015	2014
Ship Finance International Limited	(39,666)	(45,244)
Seatankers Management Co. Ltd	(294)	(343)
Golden Ocean Group Limited	(2,654)	(914)
Windsor Group	—	(5,844)
Arcadia Petroleum Limited	(4)	—
Frontline 2012 Ltd	(6,865)	(3,048)
Knightsbridge Shipping Limited	—	(320)
	(49,483)	(55,713)